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                          WAYNE HUMMER INVESTMENT TRUST
                             300 SOUTH WACKER DRIVE
                                CHICAGO, IL 60606

                                 August 5, 2005

VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Ladies and Gentlemen:

                          Wayne Hummer Investment Trust
                        1933 Act Registration No. 2-87153
                       1940 Act Registration No. 811-3880

     In accordance with Rule 497(j) of Regulation C under the Securities Act of 1933, Wayne Hummer Investment Trust (the "Trust") certifies that:

     a. the form of prospectus and statement of additional information that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the most recent post-effective amendment to the Trust's registration statement on Form N-1A; and

     b. the text of the most recent post-effective amendment to the Trust's registration statement was filed electronically with the Commission via EDGAR on July 29, 2005.

                                     Very truly yours,

                                     WAYNE HUMMER INVESTMENT TRUST

                                     By:    /s/ Jean Maurice
                                            ------------------------------------
                                     Name:  Jean Maurice
                                     Title: Treasurer and Secretary of the Trust